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                          [LETTERHEAD OF VEDDER PRICE]

                                 December 2, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filing Desk

  Re: FBL Money Market Fund, Inc.
      Registration Statement on Form N-1A
      File Nos. 2-70162 and 811-3121
      Post Effective Amendment No. 16 under the Securities Act of 1933
      Post Effective Amendment No. 17 under the Investment Company Act of 1940
      ------------------------------------------------------------------------

Dear Sir or Madam:

On behalf of the FBL Money Market Fund, Inc. (the "Registrant"), we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above captioned, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and
(ii) the text of the Amendment has been filed electronically.

                                             Very truly yours,

                                             /s/ James A. Arpaia
                                             -----------------------
                                             James A. Arpaia

JAA/cy

cc: Kristi Rojohn